Acquisitions - Additional Information (Detail) $ in Millions	Apr. 14, 2014 USD ($)
Business Acquisition [Line Items]
Business acquisition ownership interest percentage	100.00%
Business acquisition cash paid	$ 0.8
Previously Managed Hotels [Member]
Business Acquisition [Line Items]
Total purchase price	161.7
Total net consideration paid	150.8
Purchase price owed by the parent company	10.9
Net consideration paid in the form cash	76.9
Net consideration paid in the form equity consideration	73.9
Significant assets acquired consist of property and equipment	166.5
Significant assets acquired consist of intangible assets	1.4
Significant long term liabilities acquired included unfavorable leasehold interests	$ 5.3
Previously Managed Hotels [Member] | LQ Management L.L.C. (LQM) [Member]
Business Acquisition [Line Items]
Business acquisition ownership interest percentage	100.00%
Business acquisition cash paid	$ 0.8